Foreclosed Real Estate	12 Months Ended
Dec. 31, 2011
Other Real Estate and Foreclosed Assets [Abstract]
Real Estate Disclosure [Text Block]

NOTE 5 – Foreclosed Real Estate

At year end, foreclosed real estate is summarized below:

	(Dollars in thousands)
	2011	2010
Commercial real estate and other dwellings	$569	$563
Residential real estate	554	931
Construction and land development	1,334	1,804
Total	$2,457	$3,298